Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	March 31,
	2019	2020
Cash on hand	2,859	1,742
Credit card collection in hand	390,335	23,864
Balances with bank	1,756,322	1,339,764
Cash in transit	11,498	—
Total	2,161,014	1,365,370